SEGMENT DISCLOSURES (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Of Detailed Information About Segment Disclosures [Abstract]
Disclosure of detailed information about entity reportable segments, assets and liabilities [Table Text Block]
December 31, 2020
	Corporate	Exploration	Guanaceví	Bolanitos	El Compas	El Cubo	Total

Cash and cash equivalents	$23,370	$489	$25,456	$6,069	$4,579	$1,120	$61,083
Other Investments	4,767	—	—	—	—	—	4,767
Accounts and other receivables	1,475	184	6,573	9,321	1,949	642	20,144
Income tax receivable	—	5	15	12	—	20	52
Inventories	—	—	9,252	4,645	2,461	282	16,640
Prepaid expenses	1,095	122	731	202	20	114	2,284
Non-current deposits	76	—	306	135	—	74	591
Deferred financing costs	294	—	—	—	—	—	294
Non-current IVA receivable	—	854	1,475	—	—	347	2,676
Deferred income tax asset	—	—	9,445	3,308	—	—	12,753
Intangible assets	11	88	134	135	78	46	492
Right-of-use leased assets	649	—	—	105	107	—	861
Mineral property, plant and equipment	309	16,104	40,386	24,445	3,584	3,127	87,955
Total assets	$32,046	$17,846	$93,773	$48,377	$12,778	$5,772	$210,592

Accounts payable and accrued liabilities	$11,008	$802	$10,547	$3,809	$1,018	$580	$27,764
Income taxes payable	4	—	2,367	667	—	—	3,038
Loans payable	439	—	3,105	6,128	—	—	9,672
Lease obligations	982	—	—	112	—	—	1,094
Provision for reclamation and rehabilitation	—	—	2,221	1,978	132	4,545	8,876
Deferred income tax liability	—	—	798	279	—	—	1,077
Total liabilities	$12,433	$802	$19,038	$12,973	$1,150	$5,125	$51,521

December 31, 2019
	Corporate	Exploration	Guanaceví	Bolanitos	El Compas	El Cubo	Total

Cash and cash equivalents	$13,065	$855	$7,372	$1,700	$353	$23	$23,368
Other Investments	69	—	—	—	—	—	69
Accounts receivables	1,068	2,568	4,574	6,999	4,819	2,922	22,950
Inventories	—	—	7,441	2,426	2,094	1,628	13,589
Prepaid expenses	905	1,029	619	572	25	152	3,302
Non-current deposits	76	—	305	151	—	74	606
Non-current IVA receivable	—	355	824	—	—	869	2,048
Deferred income tax asset	—	—	2,837	4,299	—	—	7,136
Intangible assets	28	160	269	224	137	157	975
Right-of-use leased assets	745	—	—	175	417	—	1,337
Mineral property, plant and equipment	380	13,064	34,006	19,757	17,106	4,020	88,333
Total assets	$16,336	$18,031	$58,247	$36,303	$24,951	$9,845	$163,713

Accounts payable and accrued liabilities	$6,729	$855	$7,079	$2,872	$1,403	$837	$19,775
Income taxes payable	368	—	696	840	—	43	1,947
Loans payable	774	—	2,058	6,043			8,875
Lease obligations	1,050	—	—	188	—	—	1,238
Provision for reclamation and rehabilitation	—	—	2,182	1,848	124	4,249	8,403
Deferred income tax liability	—	—	—	513	169	—	682
Total liabilities	$8,921	$855	$12,015	$12,304	$1,696	$5,129	$40,920

Disclosure of detailed information about entity reportable segments, income and expenditures [Table Text Block]
	Corporate	Exploration	Guanaceví	Bolanitos	El Compas	El Cubo	Total
	Year ended December 31, 2020
Silver revenue	$—	$—	$65,501	$7,471	$1,761	$—	$74,733
Gold revenue	—	—	17,458	33,970	14,126	—	$65,554
Less: smelting and refining costs	—	—	—	(1,393)	(433)	—	$(1,826)
Total revenue	$—	$—	$82,959	$40,048	$15,454	$—	$138,461

Salaries, wages and benefits:
mining	$—	$—	$5,825	$3,660	$1,430	$—	$10,915
processing	—	—	1,846	1,275	916	—	4,037
administrative	—	—	2,721	2,434	1,142	—	6,297
stock based compensation	—	—	114	108	108	—	330
change in inventory	—	—	(239)	(172)	(219)	—	(630)
Total salaries, wages and benefits	—	—	10,267	7,305	3,377	—	20,949

Direct costs:
mining	—	—	18,324	9,108	3,914	—	31,346
processing	—	—	9,549	3,427	2,204	—	15,180
administrative	—	—	3,461	2,484	1,835	—	7,780
change in inventory	—	—	(794)	(420)	390	—	(824)
Total direct production costs	—	—	30,540	14,599	8,343	—	53,482

Depreciation and depletion:
depreciation and depletion	—	—	9,223	9,341	10,793	—	29,357
change in inventory	—	—	(438)	(394)	(389)	—	(1,221)
Total depreciation and depletion	—	—	8,785	8,947	10,404	—	28,136

Royalties	—	—	7,407	197	550	—	8,154
Write down of inventory to NRV	—	—	—	—	405	—	405

Total cost of sales	$—	$—	$56,999	$31,048	$23,079	$—	$111,126

Care and maintenance costs	—	—	886	832	504	3,011	5,233
Impairment (impairment reversal)	—	—	(2,576)	—	3,000	—	424

Earnings (loss) before taxes	$(12,976)	$(9,756)	$27,650	$8,168	$(11,129)	$(3,011)	$(1,054)

Current income tax expense (recovery)	—	—	2,007	918	68	—	2,993
Deferred income tax expense (recovery)	—	—	(5,811)	774	(169)	—	(5,206)
Total income tax expense (recovery)	—	—	(3,804)	1,692	(101)	—	(2,213)

Net earnings (loss)	$(12,976)	$(9,756)	$31,454	$6,476	$(11,028)	$(3,011)	$1,159

	Corporate	Exploration	Guanaceví	Bolanitos	El Compas	El Cubo	Total
	Year ended December 31, 2019
Silver revenue	$—	$—	$36,062	$10,707	$1,743	$17,542	66,054
Gold revenue	—	—	8,638	21,703	10,589	14,740	55,670
Less: smelting and refining costs	—	—	—	(1,981)	(413)	(1,909)	(4,303)
Total revenue	$—	$—	$44,700	$30,429	$11,919	$30,373	$117,421

Salaries, wages and benefits:
mining	$—	$—	$7,331	$4,871	$468	$5,945	$18,615
processing	—	—	1,764	1,151	566	1,301	4,782
administrative	—	—	2,871	1,993	1,073	2,254	8,191
stock based compensation	—	—	49	49	48	49	195
change in inventory	—	—	(318)	414	53	192	341
Total salaries, wages and benefits	—	—	11,697	8,478	2,208	9,741	32,124

Direct costs:
mining	—	—	20,649	9,715	4,857	9,873	45,094
processing	—	—	7,843	3,384	1,763	2,942	15,932
administrative	—	—	2,699	1,308	672	2,402	7,081
change in inventory	—	—	(861)	906	92	309	446
Total direct production costs	—	—	30,330	15,313	7,384	15,526	68,553

Depreciation and depletion:
depreciation and depletion	—	—	13,869	3,609	6,835	6,960	31,273
change in inventory	—	—	227	22	(213)	186	222
Total depreciation and depletion	—	—	14,096	3,631	6,622	7,146	31,495

Royalties	—	—	1,410	181	291	152	2,034
Write down of inventory to NRV	—	—	—	—	576	—	576

Total cost of sales	$—	$—	$57,533	$27,603	$17,081	$32,565	$134,782

Severance costs	—	—	—	—	—	4,589	4,589

Earnings (loss) before taxes	$(10,053)	$(12,001)	$(12,833)	$2,826	$(5,162)	$(6,781)	$(44,004)

Current income tax expense (recovery)	—	—	551	1,879	137	135	2,702
Deferred income tax expense (recovery)	—	—	3,779	(3,170)	(130)	881	1,360
Total income tax expense (recovery)	—	—	4,330	(1,291)	7	1,016	4,062

Net earnings (loss)	$(10,053)	$(12,001)	$(17,163)	$4,117	$(5,169)	$(7,797)	$(48,066)